Offerings	Jul. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.900% Senior Notes due 2028
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2029
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2031
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2033
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,675.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2036
Amount Registered | shares	3,250,000,000
Maximum Aggregate Offering Price	$ 3,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 448,825.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.622% Senior Notes due 2046
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.732% Senior Notes due 2056
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,350.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.852% Senior Notes due 2066
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.